EMPLOYEE FUTURE BENEFITS (Details 9)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Discount rate	3.80%	4.50%
Rate of compensation increase	1.00%	1.00%
Discount rate	3.80%	4.00%
Rate of compensation increase	1.00%	2.00%
Expected rate of return on plan assets	6.30%	6.50%
Extended health benefits:
Initial health care cost trend rate	5.50%	6.00%
Annual rate of decline in trend rate	0.50%	0.50%
Ultimate health care cost trend rate	4.50%	4.50%
Dental benefits:
Dental care cost trend rate	3.00%	3.00%
Medical services plan benefits:
Premium trend rate	4.50%	4.50%